SCHEDULE OF OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
Notes and other explanatory information [abstract]
Prepaid expenses	[1]	$ 203	¥ 32,954	¥ 24,121
Deposits		13	2,071	4,370
Advance to staff		6	1,028	1,679
Prepaid consumption tax	[2]	228	37,137	143
Advance to suppliers		13	2,040	4,320
Other receivables		12	1,973	833
Other receivables		$ 475	¥ 77,203	¥ 35,466

[1]	Prepaid expenses mainly include prepaid rent and advances for entertainment event performance fees to service providers.
[2]	Prepaid consumption tax consists of input consumption tax incurred on qualifying operating purchases as well as consumption tax prepaid to the Japanese tax authority under the statutory interim-filing system. The balance will be offset against the current year’s final tax obligation, with any excess refundable upon annual filing.